ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of consolidated financial information of the Group's VIEs and its subsidiary included in consolidated financial statements after elimination of intercompany balances and transactions within the Group

	December 31,
	2021	2022

Total assets	$9,294	$126
Total liabilities	$779	$—

	Years ended December 31,
	2020	2021	2022

Revenues	$6,827	$790	$—
Net loss	$(187)	$(295)	$(424)

	Years ended December 31,
	2020	2021	2022

Net cash provided by / (used in) operating activities	$632	$3,758	$(8,673)
Net cash provided by investing activities	$826	$381	$2,778
Net cash used in financing activities	$—	$—	$—